Income Taxes (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Reconciliation (Table Amounts) [Abstract]
Income tax expense on continuing operations at statutory rate	$ 828	$ 725	$ 644
Goodwill impairment			200
Manufacturing deduction	(33)	(18)	(17)
Research tax credit	(12)	(15)	(12)
Settlement of IRS appeals cases, net of additional uncertain tax position accruals	(298)	(77)	(33)
Other, net	(23)	21	41
Total federal and foreign income taxes	$ 462	$ 636	$ 823